General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General and Administrative Expenses [Abstract]
Employee and officer compensation	$ 1,984	$ 1,131	$ 515
Share-based payments (see also Note 10)	1,224	121	26
Legal fees in connection with ISA investigation and class action lawsuits (see also note 13B)	893	84
Other professional consulting	1,306	1,059	728
Board member remuneration and insurance	552	155	67
Rent and office maintenance	196	94	95
Travel	131	99	13
Car expenses	64	42	27
Depreciation	4	2	1
Other	38	216	37
Total	$ 6,392	$ 3,003	$ 1,509